Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Annual Fund Operating Expenses - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.19%